Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 02, 2020	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Share price		$ 11.50	$ 11.50
Warrants and Rights Outstanding		$ 4,056	$ 17,821
Class of Warrant or Right, Outstanding			17,800,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Fair Value Adjustment of Warrants		$ (13,765)	$ (3,477)
Public Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant		$ 11.50	$ 11.50
Warrant term		5 years	5 years
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days	30 days
Class of Warrant or Right, Outstanding		10,781,250	10,781,250
Fair Value Adjustment of Warrants	$ 13,500		$ 11,200
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding		6,062,500	6,062,500